Principal Accounting Policies (Plant and Equipment, Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer Equipment [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Leasehold Improvements [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and Fixtures [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Motor Vehicles [Member]
Property and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	5 years